Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
A summary of property, plant and equipment as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(in millions)
Land and industrial buildings	$3,279	$3,332
Plant, machinery and equipment	8,621	8,417
Assets sold with buy-back commitment	2,649	3,100
Construction in progress	164	162
Other	793	815
Gross property, plant and equipment	15,506	15,826
Accumulated depreciation	(10,237)	(9,925)
Net property, plant and equipment	$5,269	$5,901